UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-23c-3

NOTIFICATION OF REPURCHASE OFFER

PURSUANT TO RULE 23c-3 [17 CFR 270.23c-3]

1.	Investment Company Act File Number: 811-23205
Date of Notification: October 13, 2017

2.	Exact name of investment company as specified in registration statement:

FS ENERGY TOTAL RETURN FUND

3.	Address of principal executive office:

201 Rouse Boulevard

Philadelphia, PA 19112

A.	☒	The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B.	☐	The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C.	☐	The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

By:	/s/ Stephen S. Sypherd
Stephen S. Sypherd
Vice President, Treasurer and Secretary

FS ENERGY TOTAL RETURN FUND -

Repurchase Offer Notice

This notice is to inform you of the dates for your Fund’s current repurchase offer. If you are not interested in selling your shares at this time, please disregard this notice.

October 13, 2017

Dear FS Energy Total Return Fund Shareholder:

We extend this repurchase offer to provide liquidity to shareholders because shares of this closed-end interval fund are not redeemable daily for cash and are not traded on a stock exchange. You can sell Fund shares only during one of the Fund’s scheduled quarterly repurchase offer periods, so we would like to make you aware of the deadlines and procedures should you wish to do so. Note that early withdrawal of shares from the Fund may be a taxable event; consult your financial advisor or tax advisor for more information. Please remember that you are not obligated to do anything with your shares at this time.

This repurchase offer period begins on October 13, 2017 and ends (unless extended) on the repurchase request deadline at the close of the New York Stock Exchange (normally the Exchange closes at 4:00 p.m., Eastern Time, but it may close earlier on certain days) on November 13, 2017. Shares accepted for repurchase will be purchased at a price equal to the respective net asset value of such shares on the repurchase pricing date, which is described further in the enclosed Repurchase Offer Terms. For informational purposes, on October 10, 2017, the net asset values per share of the Fund’s share classes were as follows:

Class A	-	$12.10
Class I	-	$12.11

If you intend to sell your shares during this repurchase offer period, please read the enclosed documents.

You should also consider the following:

∎	Determine if your account is held with your financial advisor or directly with FS Investment Solutions, LLC (FSIS). If you are unsure if your account is held directly with FSIS or with your financial advisor, please review your most recent account statement. If your statement is from your financial advisor, you must contact your financial advisor for assistance because there may be different requirements for making a repurchase request during the repurchase offer period. If your statement is from FSIS, you may either contact your financial advisor or you can contact a Client Services representative at (877) 628-8575.

∎	If you wish to sell any of your Fund shares during this repurchase offer period, all requests must be received in good order prior to the close of the New York Stock Exchange on November 13, 2017.

Please refer to the Fund’s Prospectus and the enclosed Repurchase Offer Terms and Repurchase Request Form if you have any questions or contact a Client Services representative at (877) 628-8575. The enclosed documents apply to the current repurchase offer period. New documents will be mailed to you in connection with any subsequent quarterly repurchase offers.

Sincerely,

FS Energy Total Return Fund

FS Energy Total Return Fund Repurchase Offer Terms

1.	The Offer. FS Energy Total Return Fund (the “Fund”) is offering to repurchase for cash up to 5 percent (5%) of the aggregate of its issued and outstanding Class A and Class I shares (“Shares”) of beneficial interest (such amount, the “Repurchase Offer Amount”) on the repurchase request deadline (described below) at a price equal to the respective net asset value (“NAV” or “Net Asset Value”) as of the close of the New York Stock Exchange on the repurchase pricing date (described below). As of the date hereof, there are no Class L, Class M or Class T Shares outstanding. The Offer is being made upon the terms and conditions set forth in this Repurchase Offer Terms, the FS Energy Total Return Fund Shareholder Repurchase Offer Notice (the “Repurchase Offer Notice”), the Fund’s Prospectus, and the related Repurchase Request Form. Together those documents constitute the “Offer.” The Offer is not conditioned upon the tender for repurchase of any minimum number of Shares. All classes of Shares are considered to be a single class for the purposes of allocating repurchases under this Offer. The purpose of the Offer is to provide liquidity to shareholders since the Fund is unaware of any secondary market which exists for the Shares. The Fund currently does not charge a processing fee for handling repurchase requests. However, if your Shares are held for you by your broker-dealer, or for your retirement plan by your retirement plan trustee or otherwise by a nominee, such person may charge a transaction fee for submitting a repurchase request for you.

2.	Net Asset Value. The Net Asset Values of the Fund’s Class A and Class I Shares on October 10, 2017 were $12.10 and $12.11, respectively. You must determine whether to tender Shares prior to the repurchase request deadline, but the Net Asset Values at which the Fund will repurchase Shares will not be calculated until the repurchase pricing date. The Net Asset Values may fluctuate between the date you submit your repurchase request and the repurchase request deadline (and the repurchase pricing date, if different). The Net Asset Values on the repurchase request deadline and the repurchase pricing date could be higher or lower than on the date you submit a repurchase request. Please call a Client Services representative at (877) 628-8575 for current NAV information. The shares of the Fund are not traded on any organized market or stock exchange.

3.	Repurchase Request Offer Period and Repurchase Request Deadline. This quarter’s Offer begins on October 13, 2017. All tenders of Shares for repurchase must be received in proper form by the Fund’s transfer agent, DST Systems, Inc. (DST), between October 13, 2017 and before the close of the New York Stock Exchange (normally the Exchange closes at 4:00 p.m., Eastern Time, but it may close earlier on certain days) on November 13, 2017, unless extended (the “repurchase request deadline”).

4.	Repurchase Pricing Date. The repurchase pricing date normally will be the same date as the repurchase request deadline and pricing will be determined after the close of business on that date or as soon as such determination can be made thereafter (the “repurchase pricing date”). Pursuant to the Fund’s fundamental policies, the repurchase pricing date shall occur no later than the fourteenth calendar day after the repurchase request deadline (or the next business day after such fourteenth calendar day if the fourteenth calendar day is not a business day). If the Fund were to use a repurchase pricing date later than the repurchase request deadline, there is a risk that the Fund’s Net Asset Values per share may fluctuate between those dates.

5.	Payment for Shares Repurchased. Payment for all Shares repurchased pursuant to this Offer will be made not later than seven days after the repurchase pricing date.

6.	Withdrawal Charges. The Fund does not currently charge any contingent deferred sales charges or any special handling or processing fees for repurchases. Your financial advisor or broker may charge a transaction fee in connection with submitting a repurchase request. Please check the Fund’s Prospectus and consult your financial advisor.

7.	Increase in Number of Shares Repurchased; Pro Rata Repurchase. If shareholders tender for repurchase more than the Shares which the Fund is offering to repurchase, the Fund may, but is not required to, increase the number of Shares that the Fund is offering to repurchase by up to 2% of the number of Shares outstanding on the repurchase request deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if Shareholders tender Shares in an amount exceeding the Repurchase Offer Amount plus 2.00% of the outstanding Shares on the repurchase request deadline, the Fund will repurchase the Shares on a pro rata basis. However, the Fund may accept all Shares tendered for repurchase by shareholders who own less than one hundred Shares and who tender all of their Shares, before prorating other amounts tendered. In addition, the Fund will accept the total number of Shares tendered in connection with required minimum distributions from an IRA or other qualified retirement plan. It is the shareholder’s obligation to both notify and provide the Fund supporting documentation of a required minimum distribution from an IRA or other qualified retirement plan. There can be no assurance that the Fund will be able to repurchase all of the Shares that you tender even if you tender all the Shares that you own. In the event of an oversubscribed Offer, you may be unable to liquidate some or all of your investment at Net Asset Value. You may have to wait until a subsequent quarterly repurchase offer to tender Shares that the Fund was unable to repurchase, and you would be subject to the risk of Net Asset Value fluctuations during that time.

8.	Withdrawal or Modification of Number of Shares to be Repurchased. Shares submitted pursuant to the Offer may be withdrawn or you may change the number of Shares submitted for repurchase at any time prior to the close of the New York Stock Exchange (normally the Exchange closes at 4:00 p.m., Eastern Time, but it may close earlier on certain days) on the repurchase request deadline. If your Shares are held for you by your broker-dealer, or for your retirement plan by your retirement plan trustee or otherwise by a nominee, please consult such person if you wish to modify or withdraw a repurchase request. Shares properly withdrawn shall not thereafter be deemed to be tendered for purposes of the Offer. However, withdrawn Shares may be retendered by following the procedures described herein prior to the repurchase request deadline. For further information regarding modifications or withdrawals of tenders, you may call a Client Services representative at (877) 628-8575 or contact your financial advisor.

9.	Suspension or Postponement of Repurchase Offer. The Board of Trustees of the Fund may suspend or postpone the Offer only:

(a) if making or effecting the Offer would cause the Fund to lose its status as a regulated investment company under the Internal Revenue Code of 1986, as amended;

(b) for any period during which the New York Stock Exchange or any market on which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted;

(c) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or

(d) for such other periods as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund.

If the Offer is suspended or postponed, the Fund will provide notice of the suspension or postponement to each shareholder of the Fund. If the Fund renews the Offer, the Fund will send a new notification to each shareholder with details concerning the terms and conditions of the renewed Offer.

10.

Tax Consequences. You should review the tax information in the Fund’s prospectus and statement of additional information, which describes the tax consequences of investing in the Fund and of participating in the repurchase. You should consult your tax advisor regarding the tax consequences applicable to you from participating in the repurchase. Participating in the repurchase could involve federal, state and local tax consequences. Federal tax withholding could apply to the repurchase in certain circumstances, including situations where the tendering shareholder has not submitted a valid Form W-9 (for United States persons including resident alien individuals) or Form W-8 (for non-U.S. shareholders) to the Fund.

11.	No Redemption Fee. No redemption fees will apply if you sell your shares pursuant to the Fund’s quarterly repurchase program.

12.	Documents in Proper Form. All questions as to validity, form, eligibility (including time and receipt) and acceptance of tenders of shares will be determined by the Fund in its sole discretion. The determination by the Fund shall be final and binding. The Fund reserves the absolute right to reject any or all tenders of shares (even if such tenders are determined to be in good and proper form) and to refuse to accept for payment, purchase, or to pay for any shares if, in the opinion of Fund’s counsel, accepting, purchasing or paying for such shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of this offer or any defect in any tender of shares, whether generally or with respect to any particular Shares or shareholders. The Fund’s interpretations of the terms and conditions of this offer shall be final and binding. Unless waived, any defects or irregularities in connection with tenders of shares must be corrected within such times as the Fund shall, in its absolute discretion, decide. Tenders of shares will not be deemed to have been made until any defects or irregularities have been corrected or waived.

Neither the Fund nor its Board of Trustees makes any recommendation to any shareholder as to whether to tender or refrain from tendering Shares. Each shareholder must make an independent decision whether to tender Shares and, if so, how many Shares to tender. No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender Shares pursuant to this Offer. No person has been authorized to give any information or to make any representations in connection with the Offer other than those contained herein, in the Repurchase Offer Notice, in the Repurchase Request Form or in the Fund’s Prospectus.

For a copy of the Fund’s Prospectus or for other information, visit www.fsinvestments.com, call a Client Services representative at (877) 628-8575, or contact your financial advisor.

FS Energy Total Return Fund – Repurchase Request Form Use this form to sell your shares for cash during the current repurchase offer period.
∎	This form must be signed and dated within the current repurchase offer period and received before the repurchase request deadline as stated in the Repurchase Offer Notice and Repurchase Offer Terms.
∎	For retirement accounts, please also include the appropriate retirement forms.
∎	Please contact your financial advisor, broker-dealer or financial institution if your shares are not held directly with FS Investment Solutions, LLC (FSIS).

FS ENERGY TOTAL RETURN FUND

REPURCHASE REQUEST FORM

All sections must be fully completed in order to process your request.

For delivery by regular mail:	For delivery by registered, certified or express mail, by overnight courier or by personal delivery:

FS Energy Total Return Fund c/o DST Systems, Inc. P.O. Box 219095 Kansas City, MO 64121-9095	FS Energy Total Return Fund c/o DST Systems, Inc. 430 W. 7th Street Kansas City, MO 64105

A. SHAREHOLDER(S) INFORMATION

Beneficial Owner(s) Information

Name

Address

(street)
(city/state) (zip)

Social Security or Tax ID No.

Telephone No.

Name

Address

(street)
(city/state) (zip)

Social Security or Tax ID No.

Telephone No.

Shares are held through an individual retirement account or other qualified pension account: ☐ Yes ☐ No

FS Account No. (if known)

Registered Holder Information (if different than above; print name exactly as it appears on the subscription agreement or application or as indicated on the share ledger maintained by the Company’s transfer agent)*

* For positions registered in the name of a custodian, the signature of the custodian is required. Please ensure the custodian signs this Repurchase Request Form in the “Registered Holder Signature” block in Section E.

Name of Registered Holder
(e.g., custodian if shares are registered in the name of a custodian)

Address
	(street)	(city/state)	(zip)

Tax ID No.	Telephone No.

B. NUMBER OF SHARES BEING TENDERED — (select one option)

    Shares to be tendered:

    ☐  Class A Shares (XFEAX)        ☐  Class I Shares (XFEYX)

    (if tendering more than one Share class, please submit a separate form for each Share class)

    ☐    All Shares owned

    ☐    Partial repurchase $                 or                  Shares

             (Shares sold to net purchased amount)

Please note, if the redemption being requested is due to death of shareholder, please call

(877) 628-8575 regarding any additional documents that may be required.

This FS Energy Total Return Fund Repurchase Form is valid only in conjunction with the Repurchase Offer Notice and Repurchase Offer Terms dated October 13, 2017.

REPURCHASE REQUEST FORM

C. REMITTANCE INFORMATION (select one option, if applicable)

If no option is selected, (i) all proceeds from repurchases processed for custodial accounts will be remitted to the custodian and (ii) and all proceeds from repurchases processed for non-custodial accounts will be remitted to the address of record for the owner(s).

☐	Remit payment in the name of the owner(s) to the address of the owner(s) or custodian of record, as applicable, on record with the Company.

☐	Remit payment in the name of the owner(s) directly to the bank account of the owner(s) or custodian of record, as applicable, on record with the Company. If no such bank account information is on record with the Company, payment will be remitted in the name of the owner(s) to the address of the owner(s) or custodian of record, as applicable, on record with the Company.

☐	Remit payment to, and in the name of, the following third party (signature guarantee required in Section E):

Name

Address
	(street)	(city/state)	(zip)

☐	Remit payment in the name of the following account holder and to the following bank account via ACH (signature guarantee required in Section E):

Bank Name

Bank Routing No.

Bank Account No.

Bank Account Holder Name

Bank Account Holder Social
Security or Tax ID No.

This FS Energy Total Return Fund Repurchase Form is valid only in conjunction with the Repurchase Offer Notice and Repurchase Offer Terms dated October 13, 2017.

REPURCHASE REQUEST FORM

D. COST BASIS INFORMATION (information required for tax reporting purposes)

Per the Internal Revenue Service (“IRS”) regulation ‘‘Basis Reporting by Securities Brokers and Basis Determination for Stock,’’ the Company is required to know the cost accounting method the owner(s) would like the Company to use in calculating the gain or loss associated with this repurchase request. If the owner(s) does not provide this information, the Company will use its chosen default method, First-In, First-Out (FIFO). Note that the Company’s default method may not be the most tax advantageous method. The owner(s) may want to consult their financial advisor or tax professional before completing this section.

Select one option then complete the additional information requested, if applicable:

☐	First-In, First-Out (FIFO)

First-In, First-Out uses the first lots purchased into the account to determine the cost basis of the Shares and to calculate the gain or loss.

☐	Specific Share Identification

Specific Share Identification allows the owner(s) to select the Shares from any purchase or reinvested lot that has not previously been sold. Indicate in the table below the number of Shares and date of purchase for each lot to be repurchased in this transaction. To the extent all Shares tendered are not accepted by the Company, the Company will use the Shares listed in the first row of the table and proceed to the next row(s) as necessary until all Shares accepted by the Company are accounted.

NUMBER OF SHARES	DATE OF PURCHASE

☐	Other

This FS Energy Total Return Fund Repurchase Form is valid only in conjunction with the Repurchase

Offer Notice and Repurchase Offer Terms dated October 13, 2017.

REPURCHASE REQUEST FORM

E. SIGNATURE (all registered holders must sign)

The Signatory authorizes and instructs the Company to make a cash payment (payable by check or wire transfer) of the Purchase Price for Shares accepted for purchase by the Company, without interest thereon and less any applicable withholding taxes, to which the Signatory is entitled in accordance with the instructions in Section C ‘‘Remittance Information’’ above. By executing this Repurchase Request Form, the undersigned hereby delivers to the Company in connection with the Offer to Purchase the number of Shares indicated in Section B ‘‘Number of Shares Being Tendered’’ above.

Note: To prevent backup withholding please ensure that a completed and signed application form or a Form W-9 (or Form W-8 for Non-U.S. shareholders) has been previously submitted.

If Shares are registered in the name of a custodian, the custodian of the Shares must execute this Repurchase Request Form, and the beneficial owner of the Shares hereby authorizes and directs the custodian of the Shares to execute this Repurchase Request Form.

Beneficial Owner Signature:

Print Name of Beneficial Owner	Print Name of Beneficial Owner

Title of Signatory if Acting in a Representative Capacity	Title of Signatory if Acting in a Representative Capacity

Signature – Beneficial Owner	Signature – Beneficial Owner

Date	Date

Registered Holder Signature (if different than above; print name exactly as it appears on the subscription agreement or application or as indicated on the share ledger maintained by the Company’s transfer agent):

Signature – Registered Holder

Print Name of Registered Holder

Title of Signatory	Date

Signature Guarantee:*	Signature Guarantee:*

The undersigned hereby guarantees the signature of the registered holder, or, if no registered holder is provided, the beneficial owner which appears above on this Repurchase Request Form.	The undersigned hereby guarantees the signature of the registered holder, or, if no registered holder is provided, the beneficial owner which appears above on this Repurchase Request Form.
Institution Issuing Guarantee:	Institution Issuing Guarantee:

Name		Name

Address		Address
	(street)		(street)

	(city/state) (zip)		(city/state) (zip)

Authorized Signature:	Authorized Signature:

Name	Name

Title	Date	Title	Date

*	If required by Section C “Remittance Information,” signatures on this Repurchase Request Form must be guaranteed in accordance with Rule 17Ad-15 (promulgated under the Securities Exchange Act of 1934, as amended) by an eligible guarantor institution which is a participant in a stock transfer association recognized program, such as a firm that is a member of a registered national securities exchange, a member of The Financial Industry Regulatory Authority, Inc., by a commercial bank or trust company having an office or correspondent in the United States or by an international bank, securities dealer, securities broker or other financial institution licensed to do business in its home country.

This FS Energy Total Return Fund Repurchase Form is valid only in conjunction with the Repurchase Offer Notice and Repurchase Offer Terms dated October 13, 2017.